FEDERAL HOME LOAN BANK ADVANCES (Schedule of Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Schedule of federal home loan bank advances
Maturities January 2014 through June 2024, fixed rate at rates from 0.12% to 6.70%, weighted average rate of 1.88% at December 31, 2013, 2.94% at September 30, 2013 and 2.95% at September 30, 2012	$ 20,598	$ 19,958	$ 13,230	$ 17,672